Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operations	$ (49,227,634)	$ (7,703,643)	$ (10,376,645)	$ (9,392,702)
Adjustments to reconcile net loss to net cash used in operating activities:
Settlement expense	18,288,430
Share based compensation	25,105,979	4,212,809	8,766,437	4,515,182
Depreciation expense	64,612	34,725	7,780	48,279
Amortization of debt issuance costs		50,000		100,000
Unrealized loss on convertible debt	78,313	38,336		192,797
Change in operating assets and liabilities:
Inventory	(542,062)			(900,543)
Deferred offering cost				(88,704)
Paid in kind interest expense	266,442
Interest payable	38,597	10,000		65,889
Prepaid expenses	(141,623)	(36,717)		(33,707)
Deferred revenue	1,362,105	81,000	66,145	71,750
Customer deposits	164,145
Security deposit	(57,000)		(16,074)
Change in operating right of use asset	(690,623)	54,291	(245,350)	56,432
Change in operating use of liability			596,571	(152,556)
Accounts payable			20,179	471,689
Change in operating right of use liability	608,060	(125,258)
Accounts payable and accrued expenses	247,874	111,717
Sales tax payable	26,165
Accrued payroll and compensation	17,500	881,800	614,166	1,064,300
Net cash (used) in operating activities	(4,390,720)	(2,390,940)	(566,791)	(3,981,894)
CASH FLOWS FROM INVESTING ACTIVITIES
Property and equipment, net	(656,581)		(163,743)
Property and equipment, net
Net cash (used) in investing activities	(656,581)		(163,743)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred offering cost	88,704
Proceeds from crowdfunding	795,891	1,482,242	750,450	1,529,803
Proceeds from convertible debt, net	650,000	950,000		3,250,000
Proceeds from stock purchase agreements				535,067
Proceeds from common stock issuance		535,000
Proceeds from warrant issuance	3,500,000
Proceeds from related party notes		(26,844)	26,844	(26,844)
Net cash provided by financing activities	5,034,595	2,940,398	777,294	5,288,026
Net (decrease) increase in cash and cash equivalents	(12,706)	549,458	46,760	1,306,132
Cash and cash equivalents, beginning of period	1,352,892	46,760		46,760
Cash and cash equivalents, end of period	$ 1,340,186	$ 596,218	46,760	1,352,892
Supplemental non-cash investing and financing activities
Issuance of founders shares			20,000,000
Common stock issued for service			4,454,000	1,979,224
Operating lease right of use asset in exchange for right of use liability			245,350
Issuance of Series A Preferred stock to founders			100,000
Sales of Series B Preferred stock			$ 317,677	$ 1,511,288